Stock Options	3 Months Ended
Jun. 30, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Stock Options [Text Block]

13. Stock Options

The Company has two incentive stock option plans whereby it grants options to directors, officers, employees, and consultants of the Company, the 2023 Equity Incentive Plan (the "2023 Plan") which was adopted in order to grant awards to people in the United States, and the 2022 Equity Incentive Plan (the "2022 Plan").

2023 Plan

Effective February 21, 2023, GreenPower adopted the 2023 Plan which was approved by shareholders at our AGM on March 28, 2023 in order to grant stock options or non-stock option awards to people in the United States. Under the 2023 Plan GreenPower can issue stock options that are considered incentive stock options, which are stock options that qualify for certain favorable tax treatment under U.S. tax laws. Nonqualified stock options are stock options that are not incentive stock options. Non-stock option awards mean a right granted to an award recipient under the 2023 Plan, which may include the grant of stock appreciation rights, restricted awards or other equity-based awards.

2022 Plan

Effective April 19, 2022 GreenPower adopted the 2022 Equity Incentive Plan (the "2022 Plan"), which was further ratified and re-approved by shareholders at our AGM on March 27, 2024, and which replaced the 2019 Plan. Under the 2022 Plan the Company can grant equity-based incentive awards in the form of stock options ("Options"), restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs"). RSU's, DSU's and PSU's are collectively referred to as "Performance Based Awards". The 2022 Plan is a Rolling Plan for Options and a fixed-plan for Performance-Based Awards such that the aggregate number of Shares that: (i) may be issued upon the exercise or settlement of Options granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements), shall not exceed 10% of the Company's issued and outstanding Shares from time to time, and (ii) may be issued in respect of Performance-Based Awards granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements) shall not exceed 2,499,116. No performance-based awards have been issued as at June 30, 2024 or June 30, 2022. The 2022 Plan is considered an "evergreen" plan, since Options which have been exercised, cancelled, terminated, surrendered, forfeited or expired without being exercised shall be available for subsequent grants under the 2022 Plan and the number of awards available to grant increases as the number of issued and outstanding Shares increases.

Stock Option Plans from Prior Periods

On May 14, 2019, the Company replaced the 2016 Plan with a Rolling Stock Option Plan (the "2019 Plan"). Under the terms of the 2019 Plan, the aggregate number of Options that can be granted under the 2019 Plan cannot exceed ten (10%) of the total number of issued and outstanding Shares, calculated on a non-diluted basis. The exercise price of options granted under the 2019 Plan may not be less than the minimum prevailing price permitted by the TSXV policies with a maximum term of 10 years. On March 9, 2016, the shareholders approved the previous stock option plan which initially allowed for the issuance of up to 1,491,541 shares and which was subsequently further increased to allow up to 2,129,999 shares to be issued under the plan (the "2016 Plan").

The Company had the following incentive stock options granted under the 2022 Plan, the 2019 Plan, and 2016 Plan that are issued and outstanding as at June 30, 2024:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2024	Granted	Exercised	or Expired	June 30, 2024
January 30, 2025	CDN	$2.59	238,212	-	-	(3,571)	234,641
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	14,999	-	-	(3,571)	11,428
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	63,700	-	-	(8,500)	55,200
December 10, 2026	CDN	$16.45	523,250	-	-	(23,750)	499,500
July 4, 2027	CDN	$4.25	15,000	-	-	-	15,000
November 2, 2027	US	$2.46	10,000	-	-	-	10,000
February 14, 2028	CDN	$3.80	632,500	-	-	(20,000)	612,500
March 27, 2029	CDN	$2.72	605,000	-	-	(10,000)	595,000
June 28, 2029	CDN	$1.40	-	20,000	-	-	20,000
Total outstanding			2,472,661	20,000	-	(69,392)	2,423,269
Total exercisable			1,711,798				1,711,798
Weighted Average
Exercise Price (CDN$)			$9.62	$-	$-	$9.91	$9.58
Weighted Average Remaining Life			3.2 years				3.0 years

As at June 30, 2024, there were 225,847 stock options available for issuance under the 2023 Plan and 2022 Plan, and 2,499,116 performance based awards available for issuance under the 2023 Plan and the 2022 Plan. During the three months ended June 30, 2024:

• the Company granted 20,000 stock options with a 5 year term and an exercise price of CDN$1.40 per share.

• 69,392 stock options exercisable at a weighted average share price of CDN$9.91 were forfeited.

• During the three months ended June 30, 2024, the Company incurred share-based compensation expense with a measured fair value of $408,005 (June 30, 2023 - $713,227). The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Condensed Interim Statements of Operations and Comprehensive Profit and Loss.

Subsequent to the end of the quarter, between July 8, 2024 and August 12, 2024, 85,536 stock options exercisable at a weighted average exercise price of CAD$10.55 per share were forfeited.